Working capital - Trade and other receivables (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of trade and other receivables [line items]
Trade receivables	£ 1,498	£ 2,173
Current assets
Disclosure of trade and other receivables [line items]
Trade receivables	1,498	2,173
Interest receivable	29	25
VAT recoverable and other prepaid taxes	192	132
Other receivables	210	141
Prepayments	157	202
Accrued income	25	21
Trade and other receivables	2,111	2,694
Non-current assets
Disclosure of trade and other receivables [line items]
Trade receivables	0	0
Interest receivable	0	0
VAT recoverable and other prepaid taxes	13	14
Other receivables	31	31
Prepayments	2	8
Accrued income	0	0
Trade and other receivables	£ 46	£ 53